Derivative Liability - Schedule of Derivative Liability Weighted Average Assumption (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock Price	$ 0.63	$ 2.23
Warrants	$ 4,092,050	$ 3,000,000
Convertible debt		3,633,000
Series-A Preferred Stock
Fair Value:	$ 4,092,050	7,415,000
Issued During 2018 [Member]
Stock Price	$ 1.09
Warrants	$ 7,677,406
Convertible debt
Series-A Preferred Stock
Fair Value:	$ 7,677,406
Issued During 2017 [Member]
Warrants		1,979,082
Convertible debt		2,326,000
Series-A Preferred Stock		564,000
Fair Value:		$ 4,869,082
Minimum [Member] | Issued During 2017 [Member]
Stock Price		$ 1.26
Maximum [Member] | Issued During 2017 [Member]
Stock Price		1.80
Exercise Price [Member] | Issued During 2018 [Member]
Fair value assumption, price per share	$ 1.50
Exercise Price [Member] | Minimum [Member]
Fair value assumption, price per share	0.59	1.10
Exercise Price [Member] | Minimum [Member] | Issued During 2017 [Member]
Fair value assumption, price per share		1.10
Exercise Price [Member] | Maximum [Member]
Fair value assumption, price per share	$ 1.50	1.25
Exercise Price [Member] | Maximum [Member] | Issued During 2017 [Member]
Fair value assumption, price per share		$ 1.25
Risk Free Interest Rate [Member] | Issued During 2018 [Member]
Fair value assumption, percentage	2.83%
Risk Free Interest Rate [Member] | Minimum [Member]
Fair value assumption, percentage	2.68%	1.76%
Risk Free Interest Rate [Member] | Minimum [Member] | Issued During 2017 [Member]
Fair value assumption, percentage		1.53%
Risk Free Interest Rate [Member] | Maximum [Member]
Fair value assumption, percentage	2.73%	2.20%
Risk Free Interest Rate [Member] | Maximum [Member] | Issued During 2017 [Member]
Fair value assumption, percentage		2.03%
Price Volatility [Member]
Fair value assumption, percentage		172.00%
Price Volatility [Member] | Issued During 2018 [Member]
Fair value assumption, percentage	171.00%
Price Volatility [Member] | Issued During 2017 [Member]
Fair value assumption, percentage		172.00%
Price Volatility [Member] | Minimum [Member]
Fair value assumption, percentage	122.00%
Price Volatility [Member] | Maximum [Member]
Fair value assumption, percentage	131.00%
Expected Term [Member] | Issued During 2018 [Member]
Fair value assumption, term	5 years
Expected Term [Member] | Minimum [Member]
Fair value assumption, term	4 years 3 months 22 days	1 year 3 months 19 days
Expected Term [Member] | Minimum [Member] | Issued During 2017 [Member]
Fair value assumption, term		1 year 5 months 27 days
Expected Term [Member] | Maximum [Member]
Fair value assumption, term	4 years 10 months 10 days	5 years
Expected Term [Member] | Maximum [Member] | Issued During 2017 [Member]
Fair value assumption, term		5 years
Expected Dividend Rate [Member]
Fair value assumption, percentage	0.00%	0.00%
Expected Dividend Rate [Member] | Issued During 2018 [Member]
Fair value assumption, percentage	0.00%
Expected Dividend Rate [Member] | Issued During 2017 [Member]
Fair value assumption, percentage		0.00%